PARENT CORPORATION STATEMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME
Total income	$ 3,693	$ 3,715	$ 3,569	$ 3,504	$ 3,612	$ 3,560	$ 3,516	$ 3,357	$ 14,481	$ 14,045	$ 14,252
EXPENSES
Professional fees									445	387	434
Tax benefit									(1,431)	(1,271)	(1,177)
NET INCOME	813	859	865	759	805	792	773	685	3,296	3,055	2,938
Parent Company [Member]
INCOME
Dividends from Bank subsidiary									843	718	601
Total income									843	718	601
EXPENSES
Professional fees									48	35	31
Other									96	102	97
Total expenses									144	137	128
Tax benefit									(49)	(46)	(44)
Income before equity in undistributed earnings of subsidiaries									748	627	517
Equity in undistributed earnings of subsidiaries									2,548	2,428	2,421
NET INCOME									$ 3,296	$ 3,055	$ 2,938